UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 18
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI      08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: 170402 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      873    21250 SH       SOLE                    19475              1775
ADOBE SYSTEMS INCORPORATED     COM              00724F101      441    11225 SH       SOLE                    11100               125
AFFILIATED MANAGERS GROUP      COM              008252108     1436    26317 SH       SOLE                    24517              1800
ALTRIA GROUP, INC.             COM              02209S103      970    17825 SH       SOLE                    16700              1125
AMERICAN INTL GROUP COM        COM              026874107      923    12937 SH       SOLE                     9084              3853
ANADARKO PETROLEUM CORP.       COM              032511107      268     5175 SH       SOLE                     5175
AT&T CORP COM                  COM              001957505      625    31950 SH       SOLE                    29675              2275
AT&T WIRELESS GROUP            COM              00209A106      353    26000 SH       SOLE                    26000
BANK OF AMERICA CORP           COM              060505104     1194    14750 SH       SOLE                    13575              1175
BEAR STEARNS COS INC           COM              073902108     1361    15525 SH       SOLE                    14130              1395
BELO CORPORATION - A           COM              080555105      818    29500 SH       SOLE                    28675               825
BIOGEN IDEC INC                COM              09062X103      533     9596 SH       SOLE                     9596
BRISTOL MYERS SQUIBB COM       COM              110122108      935    38605 SH       SOLE                    36445              2160
CENTEX CORP                    COM              152312104      875    16200 SH       SOLE                    16000               200
CHEVRONTEXACO CORP             COM              166764100      711     8101 SH       SOLE                     6205              1896
CINERGY CORP                   COM              172474108     1022    25015 SH       SOLE                    22840              2175
CISCO SYS INC COM              COM              17275R102     1227    52095 SH       SOLE                    46120              5975
CITIGROUP                      COM              172967101     1382    26750 SH       SOLE                    24350              2400
COCA COLA CO COM               COM              191216100      805    16010 SH       SOLE                    14580              1430
COMCAST CORP-SPECIAL CL A      COM              20030N200     1038    37275 SH       SOLE                    35775              1500
COMERICA INC COM               COM              200340107     1121    20650 SH       SOLE                    18900              1750
COMPUWARE CORP                 COM              205638109       75    10225 SH       SOLE                    10225
EMC CORP                       COM              268648102      193    14240 SH       SOLE                    10740              3500
EXXON MOBIL CORP COM           COM              30231G102     1316    31650 SH       SOLE                    28420              3230
FANNIE MAE                     COM              313586109      401     5400 SH       SOLE                     4415               985
FORD MOTOR COMPANY             COM              345370860     1120    82580 SH       SOLE                    76200              6380
FORTUNE BRANDS INC             COM              349631101     1234    16115 SH       SOLE                    14415              1700
GANNETT INC COM                COM              364730101      926    10510 SH       SOLE                     9975               535
GENERAL ELEC CO COM            COM              369604103     1485    48665 SH       SOLE                    40520              8145
GOLDEN WEST FINL DEL COM       COM              381317106     1136    10150 SH       SOLE                    10150
GUIDANT CORPORATION            COM              401698105      633    10000 SH       SOLE                    10000
HOME DEPOT INC COM             COM              437076102     1138    30474 SH       SOLE                    26780              3694
INTEL CORP COM                 COM              458140100     1136    41765 SH       SOLE                    35740              6025
INTL BUSINESS MACHINES (IBM)   COM              459200101      861     9375 SH       SOLE                     9125               250
JOHNSON CONTROLS INC           COM              478366107      996    16840 SH       SOLE                    15970               870
JP MORGAN CHASE & CO           COM              46625H100     1488    35484 SH       SOLE                    31949              3535
LEHMAN BROS HLDGS INC COM      COM              524908100      994    12000 SH       SOLE                    12000
LINCOLN NATIONAL CORP          COM              534187109      425     9000 SH       SOLE                     9000
LUCENT TECHNOLOGIES            COM              549463107     1174   285700 SH       SOLE                   280000              5700
MARATHON OIL CORP              COM              565849106     1197    35555 SH       SOLE                    33150              2405
MEDTRONIC INC COM              COM              585055106      751    15746 SH       SOLE                    10210              5536
MICROSOFT CORP COM             COM              594918104     1253    50265 SH       SOLE                    39990             10275
NEXTEL COMMUNICATIONS          COM              65332V103     1423    57720 SH       SOLE                    48995              8725
NOBLE CORP                     COM              G65422100      916    23850 SH       SOLE                    22615              1235
OMNICARE                       COM              681904108      922    20800 SH       SOLE                    20250               550
ORACLE CORPORATION             COM              68389X105      800    66693 SH       SOLE                    61868              4825
PFIZER INC                     COM              717081103     1276    36425 SH       SOLE                    32220              4205
PROCTER & GAMBLE CO COM        COM              742718109     1469    14008 SH       SOLE                    10935              3073
QUALCOMM INC                   COM              747525103      569     8590 SH       SOLE                     7825               765
SBC COMMUNICATIONS INC COM     COM              78387G103      309    12625 SH       SOLE                    11900               725
SCHERING-PLOUGH CORP           COM              806605101      530    32700 SH       SOLE                    32225               475
SUN MICROSYSTEMS INC           COM              866810104     1231   295280 SH       SOLE                   277530             17750
SYMANTEC CORP                  COM              871503108     1333    28800 SH       SOLE                    26100              2700
TEXAS INSTRS INC COM           COM              882508104      854    29250 SH       SOLE                    29250
TYCO INTERNAT LTD              COM              902124106     1128    39400 SH       SOLE                    38150              1250
UNITED TECHNOLOGIES  CORP      COM              913017109      703     8150 SH       SOLE                     7900               250
VERISIGN INC                   COM              92343E102     1783   107475 SH       SOLE                   105950              1525
VERIZON COMMUNICATIONS         COM              92343V104      892    24423 SH       SOLE                    22875              1548
WAL MART STORES INC COM        COM              931142103     1119    18750 SH       SOLE                    16795              1955
WELLPOINT HEALTH NETWORKS      COM              94973H108     1154    10150 SH       SOLE                     9625               525
WELLS FARGO & CO DEL COM       COM              949746101      558     9850 SH       SOLE                     9650               200
WORLDCOM INC - WORLDCOM GROUP  COM              98157D106        0    10000 SH       SOLE                    10000
NASDAQ - 100 SHARES                             631100104     9090   253575 SH       SOLE                    21440              9135
RUSSELL 1000 GROWTH INDEX FUND                  464287614    13963   296470 SH       SOLE                    11980              4490
RUSSELL 1000 INDEX                              464287622      209     3470 SH       SOLE                     2000              1470
RUSSELL 1000 VALUE INDEX FUND                   464287598     4189    69930 SH       SOLE                     8875              6055
RUSSELL 2000 GROWTH INDEX FUND                  464287648     4908    78540 SH       SOLE                    10215              4325
RUSSELL 2000 SMALL CAP INDEX F                  464287655      439     3735 SH       SOLE                     2045              1690
RUSSELL 2000 VALUE INDEX FUND                   464287630     1329     7770 SH       SOLE                     3190              2080
RUSSELL MIDCAP GROWTH INDEX FU                  464287481    25569   331210 SH       SOLE                     3050              5160
RUSSELL MIDCAP INDEX FUND                       464287499     1055    15020 SH       SOLE                    11370              3650
RUSSELL MIDCAP VALUE INDEX FUN                  464287473    17236   176400 SH       SOLE                     2425               975
DFA US LARGE CAP VALUE FUND                     233203827    27040 1519150.716SH     SOLE                22620.699          3487.748
DFA US MICRO CAP FUND                           233203504     3224 227403.690SH      SOLE                21992.204          1740.179
DFA US SMALL CAP VALUE FUND                     233203819     4305 175014.224SH      SOLE                15783.740          1291.261